Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The Emerging Markets Fund

Class K (BGKEX)

Institutional Class (BGSEX)

Supplement dated May 17, 2017 to the prospectus dated May 5, 2017 (the “Prospectus”)

Effective June 1, 2017:

The section titled “The Emerging Markets Fund Team” under “Investment Teams” is restated in relevant part as follows:

Andrew Stobart BA in Economics (1987) Cambridge University

Joined Baillie Gifford in 1991. He has worked in the Japanese, North American and UK Equity Teams. Prior to joining Baillie Gifford, Mr. Stobart worked for three years in investment banking in London.

Mr. Stobart has been a member of the team since 2007. Mr. Stobart will be on a sabbatical from his day-to-day investment activities with the Manager, effective as of July 10, 2017 and returning on October 9, 2017.

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The International Equity Fund

Class K (BGIKX)

Institutional Class (BINSX)

Supplement dated May 17, 2017 to the prospectus dated May 5, 2017 (the “Prospectus”)

Effective June 1, 2017:

1.              The section titled “Management” under “Fund Summaries” for The International Equity Fund is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Jonathan Bates	Portfolio Manager	2010
Angus Franklin	Portfolio Manager	2006
Donald Farquharson	Portfolio Manager	2014
Andrew Stobart	Portfolio Manager	2008
Andrew Strathdee	Portfolio Manager	2007

2.              The section titled “The International Equity Fund Team” under “Investment Teams” is restated in its entirety as follows:

The International Equity Fund Team

The Fund’s management team meets weekly to discuss individual stock selection and quarterly to discuss the portfolio as a whole, with a focus on identifying underlying themes which may be over-represented or under-represented. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. Although individual members cover assigned areas of responsibility, all members are encouraged to look for ideas from across the relevant markets and from any of the Manager’s investment teams.

While the whole team discusses investment decisions, the ultimate decision on whether to buy a stock rests with the team member who nominated it for discussion, such that the team harnesses the perspectives and insights of the group while retaining the accountability and efficiency of individual decision making.

The International Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Jonathan Bates BA in Modern History (1990) Oxford University DPhil (1994) Oxford University

Joined Baillie Gifford in 1993 and became a Partner of Baillie Gifford & Co. in 2005. After working in the UK, Developed Asia and North American Equities Investment Teams, Mr. Bates now works full time conducting research for this team, with specific responsibilities for North American stocks.

Mr. Bates has been a member of the team since 2010.

Angus Franklin MA in Economics and Social History (1988) St. Andrews University Chartered Accountant (1992)

Joined Baillie Gifford in 1994 and became a Partner of Baillie Gifford & Co. in 2012. After working in the UK, Emerging Markets and European Equities Investment Teams, Mr. Franklin now works full time conducting research for this team, with specific responsibility for European stocks.

Mr. Franklin has been a member of the team since the Fund’s inception in 2006.

Donald Farquharson MA (Hons) in Arabic Studies (1987) University of St Andrews CFA (UK) Charterholder

Joined Baillie Gifford in 2008 and became a Partner of Baillie Gifford & Co. in 2017. Mr. Farquharson has over 25 years’ investment experience dedicated almost entirely to Japanese equities. He spent 20 years working for Schroders as a Japanese specialist and subsequently Head of the Pan Pacific equity team and manager of the Schroder Japan Growth Fund plc. Between 1991 and 1995 he headed Schroders’ research team in Tokyo. At Baillie Gifford, he has been Lead Portfolio Manager for the Japan Growth strategy since the Fund’s inception in 2009.

Mr. Farquharson has been a member of the team since 2014.

Andrew Stobart BA in Economics (1987) Cambridge University

Joined Baillie Gifford in 1991. He has worked in the Japanese, North American and UK Equity Teams. Prior to joining Baillie Gifford, Mr. Stobart worked for three years in investment banking in London.

Mr. Stobart has been a member of the team since 2008. Mr. Stobart will be on a sabbatical from his day-to-day investment activities with the Manager, effective as of July 10, 2017 and returning on October 9, 2017.

Andrew Strathdee BA in Natural Sciences (1991) University of Cambridge PhD in Biological Sciences (1994) Birmingham University

Joined Baillie Gifford in 1995. Mr. Strathdee has been a member of the European Equities Investment Team and the Developed Asia Investment Team. He now serves as a Portfolio Manager in the UK Equities Investment Team.

Mr. Strathdee has been a member of this team since 2007.

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The Emerging Markets Fund

Class 2 (BGEHX)

Class 3 (BGELX)

Class 4 (BGEPX)

Class 5 (BGEDX)

The International Equity Fund

Class 2 (BGITX)

Class 3 (BGIFX)

Class 4 (BGIUX)

Class 5 (BGIVX)

Supplement dated May 17, 2017 to the prospectus dated May 5, 2017 (the “Prospectus”)

Effective June 1, 2017:

1.              The section titled “Management” under “Fund Summaries” for The International Equity Fund is restated in its entirety as follows:

Management

Investment Manager

Baillie Gifford Overseas Limited

Portfolio Managers

Name	Title	Year commenced Service with the Fund
Jonathan Bates	Portfolio Manager	2010
Angus Franklin	Portfolio Manager	2006
Donald Farquharson	Portfolio Manager	2014
Andrew Stobart	Portfolio Manager	2008
Andrew Strathdee	Portfolio Manager	2007

2.              The section titled “The Emerging Markets Fund Team” under “Investment Teams” is restated in relevant part as follows:

1

Andrew Stobart BA in Economics (1987) Cambridge University

Joined Baillie Gifford in 1991. He has worked in the Japanese, North American and UK Equity Teams. Prior to joining Baillie Gifford, Mr. Stobart worked for three years in investment banking in London.

Mr. Stobart has been a member of the team since 2007. Mr. Stobart will be on a sabbatical from his day-to-day investment activities with the Manager, effective as of July 10, 2017 and returning on October 9, 2017.

3.              The section titled “The International Equity Fund Team” under “Investment Teams” is restated in its entirety as follows:

The International Equity Fund Team

The Fund’s management team meets weekly to discuss individual stock selection and quarterly to discuss the portfolio as a whole, with a focus on identifying underlying themes which may be over-represented or under-represented. The team also holds ad hoc meetings as required to discuss relevant developments in the portfolio. Although individual members cover assigned areas of responsibility, all members are encouraged to look for ideas from across the relevant markets and from any of the Manager’s investment teams.

While the whole team discusses investment decisions, the ultimate decision on whether to buy a stock rests with the team member who nominated it for discussion, such that the team harnesses the perspectives and insights of the group while retaining the accountability and efficiency of individual decision making.

The International Equity Fund is jointly and primarily managed by a team of experienced portfolio managers, which include:

Jonathan Bates BA in Modern History (1990) Oxford University DPhil (1994) Oxford University

Joined Baillie Gifford in 1993 and became a Partner of Baillie Gifford & Co. in 2005. After working in the UK, Developed Asia and North American Equities Investment Teams, Mr. Bates now works full time conducting research for this team, with specific responsibilities for North American stocks.

Mr. Bates has been a member of the team since 2010.

Angus Franklin MA in Economics and Social History (1988) St. Andrews University Chartered Accountant (1992)

Joined Baillie Gifford in 1994 and became a Partner of Baillie Gifford & Co. in 2012. After working in the UK, Emerging Markets and European Equities Investment Teams, Mr. Franklin now works full time conducting research for this team, with specific responsibility for European stocks.

Mr. Franklin has been a member of the team since the Fund’s inception in 2006.

2

Donald Farquharson MA (Hons) in Arabic Studies (1987) University of St Andrews CFA (UK) Charterholder

Joined Baillie Gifford in 2008 and became a Partner of Baillie Gifford & Co. in 2017. Mr. Farquharson has over 25 years’ investment experience dedicated almost entirely to Japanese equities. He spent 20 years working for Schroders as a Japanese specialist and subsequently Head of the Pan Pacific equity team and manager of the Schroder Japan Growth Fund plc. Between 1991 and 1995 he headed Schroders’ research team in Tokyo. At Baillie Gifford, he has been Lead Portfolio Manager for the Japan Growth strategy since the Fund’s inception in 2009.

Mr. Farquharson has been a member of the team since 2014.

Andrew Stobart BA in Economics (1987) Cambridge University

Joined Baillie Gifford in 1991. He has worked in the Japanese, North American and UK Equity Teams. Prior to joining Baillie Gifford, Mr. Stobart worked for three years in investment banking in London.

Mr. Stobart has been a member of the team since 2008. Mr. Stobart will be on a sabbatical from his day-to-day investment activities with the Manager, effective as of July 10, 2017 and returning on October 9, 2017.

Andrew Strathdee BA in Natural Sciences (1991) University of Cambridge PhD in Biological Sciences (1994) Birmingham University

Joined Baillie Gifford in 1995. Mr. Strathdee has been a member of the European Equities Investment Team and the Developed Asia Investment Team. He now serves as a Portfolio Manager in the UK Equities Investment Team.

Mr. Strathdee has been a member of this team since 2007.

3

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-200831

BAILLIE GIFFORD FUNDS

The International Equity Fund

Supplement dated May 17, 2017 to the Statement of Additional Information dated May 5, 2017 (the “SAI”)

Effective June 1, 2017:

The section titled “The International Equity Fund” under “Other Accounts” in the SAI is revised to add the following table:

The information is provided as of March 31, 2017:

	Total Accounts	Total Assets in Accounts (US$m)	Where advisory fee is based on account performance:
			Accounts	Assets in Accounts (US$m)
The International Equity Fund
Andrew Stobart
Registered Investment Companies	5	4,641	0	0
Other Pooled Investment Vehicles	9	2,623	0	0
Other Accounts	52	25,229	6	7,098

Ownership of Securities - As of March 31, 2017, Mr. Stobart did not beneficially own any shares of The International Equity Fund.